Net Income (Loss) per Common Share - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Warrant
Earnings Per Share [Line Items]
Securities included in the computation of diluted EPS		700,000		700,000
Income expense due to fair value adjustments related to warrants excluded from the computations of EPS		$ 1.2		$ 0.0
Restricted Stock
Earnings Per Share [Line Items]
Securities included in the computation of basic EPS	13,000	68,000		68,000
Shares excluded from computation of EPS			13,000
Stock Options
Earnings Per Share [Line Items]
Shares excluded from computation of EPS			6,200,000
Securities included in the computation of diluted EPS	6,200,000	6,400,000		6,400,000
Restricted Stock Units (RSUs)
Earnings Per Share [Line Items]
Shares excluded from computation of EPS			1,500,000
Securities included in the computation of diluted EPS	1,500,000	1,800,000		1,800,000
Warrants outstanding	0		0